Debtors' Condensed Combined Statement of Cash Flows (Detail) - USD ($) $ in Thousands		1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 11, 2016	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debtor In Possession Statement [Line Items]
Net cash provided by (used in) operating activities			$ 204
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities			(7,982)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of debt			(715)
Net cash provided by (used in) financing activities			(766)
Net increase (decrease) in cash and cash equivalents			(8,544)
Cash and cash equivalents-beginning of period	$ 249,046		249,046
Cash and cash equivalents-end of period	249,046	$ 249,046	240,502
Predecessor
Debtor In Possession Statement [Line Items]
Net cash provided by (used in) operating activities		(21,365)		$ 24,659	$ 92,587	$ 239,724	$ 18,876
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		116		(17,017)	(46,490)	(35,693)	(523,759)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt, net							344,750
Repayment of debt		(7,000)		(54,605)	(67,980)	(167,561)	(1,033,874)
Distributions to VDC					(498)	(995)	(220)
Proceeds from (repayment of) revolving credit facility					150,000	(10,000)	10,000
Net cash provided by (used in) financing activities		66,875		(54,605)	81,522	(178,556)	67,977
Net increase (decrease) in cash and cash equivalents		45,626		(46,963)	127,619	25,475	(436,906)
Cash and cash equivalents-beginning of period	$ 249,046	203,420	$ 249,046	75,801	75,801	50,326	487,232
Cash and cash equivalents-end of period		249,046		28,838	203,420	75,801	50,326
Predecessor | Debtor In Possession [Member]
Debtor In Possession Statement [Line Items]
Net cash provided by (used in) operating activities					65,495	217,023	(333)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment					(11,325)	(18,521)	(504,958)
Net cash used in investing activities					(11,325)	(18,521)	(504,958)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt, net							1,092,071
Repayment of debt					(67,980)	(167,562)	(1,033,874)
Distributions to VDC					(498)	(995)	(360)
Proceeds from (repayment of) revolving credit facility					150,000	(10,000)	10,000
Net cash provided by (used in) financing activities					81,522	(178,557)	67,837
Net increase (decrease) in cash and cash equivalents					135,692	19,945	(437,454)
Cash and cash equivalents-beginning of period		$ 198,594		$ 62,902	62,902	42,957	480,411
Cash and cash equivalents-end of period					$ 198,594	$ 62,902	$ 42,957